UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class A – DGLAX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.22%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$787	47	6.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
65.8%
Taiwan
3.9%
Japan
3.7%
France
3.7%
Netherlands
3.7%
Hong Kong
3.2%
Switzerland
3.1%
United Kingdom
2.2%
Denmark
2.1%
Spain
2.0%
Ireland
2.0%
Canada
1.9%
Australia
1.7%
Net Other Assets and Liabilities
1.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6159SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class C – DGLCX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	2.08%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$787	47	6.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6160SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class I – DGLRX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$787	47	6.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6161SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Global Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Y – DGLYX
This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.90%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$787	47	6.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0012SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class A – DISAX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.23%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,396	49	4.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan 15.1%
France 13.6%
Netherlands 10.4%
Germany 9.0%
United Kingdom 8.7%
Switzerland 8.0%
Canada 4.8%
Spain 4.6%
Denmark 4.4%
Taiwan 4.1%
Hong Kong 3.2%
Australia 3.2%
Ireland 2.8%
Finland 2.5%
Italy 2.2%
Sweden 2.0%
United States 1.8%
Net Other Assets and Liabilities -0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6155SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class C – DISCX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.99%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,396	49	4.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6156SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class I – DISRX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,396	49	4.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6157SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon International Stock Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Y – DISYX
This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.88%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$5,396	49	4.95%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0059SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Stock Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
A	DGLAX
C	DGLCX
I	DGLRX
Y	DGLYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Stock Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.3%
Australia — 1.7%
CSL Ltd.	81,600	12,991,516
Canada — 1.9%
Alimentation Couche-Tard, Inc.	283,500	14,698,164
Denmark — 2.1%
Novo Nordisk A/S, Cl. B	242,000	16,709,787
France — 3.7%
L’Oreal SA	35,400	14,968,592
LVMH Moet Hennessy Louis Vuitton SE	26,100	14,173,056
		29,141,648
Hong Kong — 3.2%
AIA Group Ltd.	2,975,800	24,915,033
Ireland — 2.0%
Experian PLC	317,300	15,788,098
Japan — 3.7%
Keyence Corp.	40,028	16,896,353
Shin-Etsu Chemical Co. Ltd.	383,600	12,372,130
		29,268,483
Netherlands — 3.7%
ASML Holding NV	27,760	20,610,988
Universal Music Group NV	260,700	8,335,693
		28,946,681
Spain — 2.0%
Industria de Diseno Textil SA	296,300	16,054,622
Switzerland — 3.1%
Lonza Group AG	15,100	10,443,402
Roche Holding AG	43,300	13,968,591
		24,411,993
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	159,300	30,795,876
United Kingdom — 2.2%
Compass Group PLC	498,800	17,507,115
United States — 65.1%
Adobe, Inc.(a)	57,300	23,784,657
Amazon.com, Inc.(a)	75,830	15,545,908
Amphenol Corp., Cl. A	313,700	28,211,041
Automatic Data Processing, Inc.	60,700	19,759,671
Booking Holdings, Inc.	3,460	19,095,498
Cognizant Technology Solutions Corp., Cl. A	137,308	11,120,575
Copart, Inc.(a)	251,500	12,947,220
Costco Wholesale Corp.	7,600	7,905,368
Edwards Lifesciences Corp.(a)	217,000	16,973,740
Fastenal Co.(b)	450,800	18,636,072
Ferguson Enterprises, Inc.	92,000	16,775,280
Fortinet, Inc.(a)	181,700	18,493,426
IDEXX Laboratories, Inc.(a)	15,740	8,080,286
Intuitive Surgical, Inc.(a)	28,200	15,575,988
Linde PLC	47,200	22,069,776
Mastercard, Inc., Cl. A	54,300	31,798,080
3

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.3% (continued)
United States — 65.1% (continued)
Mettler-Toledo International, Inc.(a)	13,810	15,957,731
Microsoft Corp.	73,600	33,882,496
Moody’s Corp.	32,280	15,472,450
NIKE, Inc., Cl. B	161,500	9,785,285
Old Dominion Freight Line, Inc.	75,780	12,137,683
O’Reilly Automotive, Inc.(a)	14,400	19,692,000
Paychex, Inc.	113,100	17,859,621
ResMed, Inc.(b)	79,300	19,411,847
Stryker Corp.	46,900	17,945,816
Texas Instruments, Inc.	84,900	15,523,965
The TJX Companies, Inc.	146,100	18,540,090
Visa, Inc., Cl. A	33,600	12,270,384
Waters Corp.(a)	24,034	8,393,634
West Pharmaceutical Services, Inc.	39,800	8,391,830
		512,037,418
Total Common Stocks (cost $328,172,671)		773,266,434

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $5,146,774)	4.42	5,146,774	5,146,774
Total Investments (cost $333,319,445)		99.0%	778,413,208
Cash and Receivables (Net)		1.0%	8,174,241
Net Assets		100.0%	786,587,449

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $12,114,891 and the value of the collateral was
$12,386,935, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 5/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .7%	9,360,003	111,671,480	(115,884,709)	5,146,774	232,697

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,114,891)—Note 1(c):
Unaffiliated issuers	328,172,671	773,266,434
Affiliated issuers	5,146,774	5,146,774
Cash denominated in foreign currency	7	7
Receivable for investment securities sold		8,300,439
Tax reclaim receivable—Note 1(b)		1,078,160
Dividends and securities lending income receivable		1,009,595
Receivable for shares of Common Stock subscribed		193,970
Prepaid expenses		46,474
		789,041,853
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		591,940
Payable for shares of Common Stock redeemed		1,748,327
Directors’ fees and expenses payable		14,000
Interest payable—Note 2		11,343
Other accrued expenses		88,794
		2,454,404
Net Assets ($)		786,587,449
Composition of Net Assets ($):
Paid-in capital		208,666,187
Total distributable earnings (loss)		577,921,262
Net Assets ($)		786,587,449

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	28,879,715	1,076,795	521,865,087	234,765,852
Shares Outstanding	1,413,271	58,693	24,857,695	11,217,673
Net Asset Value Per Share ($)	20.43	18.35	20.99	20.93
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $423,731 foreign taxes withheld at source):
Unaffiliated issuers	5,989,689
Affiliated issuers	232,697
Affiliated income net of rebates from securities lending—Note 1(c)	5,756
Interest	4,559
Total Income	6,232,701
Expenses:
Management fee—Note 3(a)	3,680,798
Shareholder servicing costs—Note 3(c)	93,632
Professional fees	51,217
Directors’ fees and expenses—Note 3(d)	44,865
Registration fees	36,448
Chief Compliance Officer fees—Note 3(c)	15,516
Custodian fees—Note 3(c)	15,130
Interest expense—Note 2	11,327
Loan commitment fees—Note 2	10,795
Prospectus and shareholders’ reports	9,910
Distribution Plan fees—Note 3(b)	5,265
Miscellaneous	19,707
Total Expenses	3,994,610
Less—reduction in fees due to earnings credits—Note 3(c)	(898)
Net Expenses	3,993,712
Net Investment Income	2,238,989
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	130,814,871
Net realized gain (loss) on forward foreign currency exchange contracts	(66,532)
Net Realized Gain (Loss)	130,748,339
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(150,802,555)
Net Realized and Unrealized Gain (Loss) on Investments	(20,054,216)
Net (Decrease) in Net Assets Resulting from Operations	(17,815,227)
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Operations ($):
Net investment income	2,238,989	3,966,678
Net realized gain (loss) on investments	130,748,339	103,746,369
Net change in unrealized appreciation (depreciation) on investments	(150,802,555)	65,686,919
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,815,227)	173,399,966
Distributions ($):
Distributions to shareholders:
Class A	(3,295,229)	(5,373,356)
Class C	(225,234)	(373,516)
Class I	(57,784,531)	(84,361,925)
Class Y	(35,280,229)	(56,920,723)
Total Distributions	(96,585,223)	(147,029,520)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,762,249	2,082,750
Class C	28,677	526,366
Class I	10,531,704	89,232,553
Class Y	5,560,093	19,686,554
Distributions reinvested:
Class A	3,020,137	4,955,938
Class C	223,270	370,041
Class I	55,848,448	80,929,189
Class Y	28,476,347	44,102,042
Cost of shares redeemed:
Class A	(5,929,393)	(8,554,875)
Class C	(1,246,178)	(780,266)
Class I	(53,074,760)	(146,815,971)
Class Y	(110,359,629)	(78,073,096)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(65,159,035)	7,661,225
Total Increase (Decrease) in Net Assets	(179,559,485)	34,031,671
Net Assets ($):
Beginning of Period	966,146,934	932,115,263
End of Period	786,587,449	966,146,934
7

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Capital Share Transactions (Shares):
Class A
Shares sold	85,892	96,837
Shares issued for distributions reinvested	145,920	248,101
Shares redeemed	(288,816)	(395,696)
Net Increase (Decrease) in Shares Outstanding	(57,004)	(50,758)
Class C
Shares sold	1,571	27,749
Shares issued for distributions reinvested	11,850	20,181
Shares redeemed	(66,607)	(39,965)
Net Increase (Decrease) in Shares Outstanding	(53,186)	7,965
Class I(a)
Shares sold	502,225	4,133,467
Shares issued for distributions reinvested	2,631,742	3,958,220
Shares redeemed	(2,597,385)	(6,584,493)
Net Increase (Decrease) in Shares Outstanding	536,582	1,507,194
Class Y(a)
Shares sold	269,673	901,498
Shares issued for distributions reinvested	1,345,032	2,163,380
Shares redeemed	(5,457,860)	(3,521,537)
Net Increase (Decrease) in Shares Outstanding	(3,843,155)	(456,659)

(a)
During the period ended May 31, 2025, 23,703 Class Y shares representing $518,763 were exchanged for 23,632 Class I shares and during the period ended
November 30, 2024, 242,177 Class Y shares representing $5,395,522 were exchanged for 241,477 Class I shares.

See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.03	22.86	22.86	28.41	25.74	23.07
Investment Operations:
Net investment income(a)	.02	.02	.01	.02	.01	.06
Net realized and unrealized gain (loss) on investments	(.34 )	3.76	2.24	(3.04)	4.09	3.71
Total from Investment Operations	(.32 )	3.78	2.25	(3.02)	4.10	3.77
Distributions:
Dividends from net investment income	(.02 )	(.02 )	(.03 )	(.00 )(b)	(.08 )	(.10 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(2.28)	(3.61)	(2.25)	(2.53)	(1.43)	(1.10)
Net asset value, end of period	20.43	23.03	22.86	22.86	28.41	25.74
Total Return (%)(c)	(1.33)(d)	18.98	10.82	(11.84)	16.72	17.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22 (e)	1.22	1.22	1.22	1.20	1.23
Ratio of net expenses to average net assets	1.22 (e),(f)	1.22 (f)	1.22 (f)	1.22 (f)	1.20	1.23
Ratio of net investment income to average net assets	.22 (e),(f)	.11 (f)	.07 (f)	.09 (f)	.03	.27
Portfolio Turnover Rate	6.25 (d)	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	28,880	33,862	34,765	34,704	45,402	38,828

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	20.97	21.24	21.53	27.11	24.73	22.26
Investment Operations:
Net investment (loss)(a)	(.06 )	(.14 )	(.16 )	(.15 )	(.19 )	(.10 )
Net realized and unrealized gain (loss) on investments	(.30 )	3.46	2.09	(2.90)	3.92	3.57
Total from Investment Operations	(.36 )	3.32	1.93	(3.05)	3.73	3.47
Distributions:
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Net asset value, end of period	18.35	20.97	21.24	21.53	27.11	24.73
Total Return (%)(b)	(1.70)(c)	18.01	9.94	(12.59)	15.83	16.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08 (d)	2.01	2.06	2.01	1.97	1.98
Ratio of net expenses to average net assets	2.08 (d),(e)	2.01 (e)	2.06 (e)	2.01 (e)	1.97	1.98
Ratio of net investment (loss) to average net assets	(.63 )(d),(e)	(.69 )(e)	(.77 )(e)	(.69 )(e)	(.77 )	(.45 )
Portfolio Turnover Rate	6.25 (c)	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	1,077	2,347	2,208	2,281	4,401	8,114

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.64	23.37	23.34	28.95	26.19	23.44
Investment Operations:
Net investment income(a)	.05	.09	.09	.10	.09	.12
Net realized and unrealized gain (loss) on investments	(.34 )	3.87	2.27	(3.10)	4.16	3.78
Total from Investment Operations	(.29 )	3.96	2.36	(3.00)	4.25	3.90
Distributions:
Dividends from net investment income	(.10 )	(.10 )	(.11 )	(.08 )	(.14 )	(.15 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(2.36)	(3.69)	(2.33)	(2.61)	(1.49)	(1.15)
Net asset value, end of period	20.99	23.64	23.37	23.34	28.95	26.19
Total Return (%)	(1.18)(b)	19.35	11.19	(11.59)	17.07	17.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.91	.91	.89	.93	.96
Ratio of net expenses to average net assets	.92 (c),(d)	.91 (d)	.91 (d)	.89 (d)	.93	.96
Ratio of net investment income to average net assets	.52 (c),(d)	.41 (d)	.39 (d)	.42 (d)	.31	.53
Portfolio Turnover Rate	6.25 (b)	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	521,865	574,912	533,266	616,996	862,835	1,026,985

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.57	23.32	23.29	28.91	26.16	23.41
Investment Operations:
Net investment income(a)	.06	.09	.09	.10	.08	.14
Net realized and unrealized gain (loss) on investments	(.34 )	3.85	2.27	(3.10)	4.17	3.78
Total from Investment Operations	(.28 )	3.94	2.36	(3.00)	4.25	3.92
Distributions:
Dividends from net investment income	(.10 )	(.10 )	(.11 )	(.09 )	(.15 )	(.17 )
Dividends from net realized gain on investments	(2.26)	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(2.36)	(3.69)	(2.33)	(2.62)	(1.50)	(1.17)
Net asset value, end of period	20.93	23.57	23.32	23.29	28.91	26.16
Total Return (%)	(1.12)(b)	19.38	11.17	(11.58)	17.11	17.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90 (c)	.89	.90	.89	.89	.89
Ratio of net expenses to average net assets	.90 (c),(d)	.89 (d)	.90 (d)	.89 (d)	.89	.89
Ratio of net investment income to average net assets	.55 (c),(d)	.43 (d)	.40 (d)	.43 (d)	.29	.62
Portfolio Turnover Rate	6.25 (b)	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	234,766	355,026	361,877	405,812	562,727	338,021

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	773,266,434	—	—	773,266,434
Investment Companies	5,146,774	—	—	5,146,774
	778,413,208	—	—	778,413,208

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2025, BNY earned $791 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	12,114,891
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(12,114,891)†

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2024 were as follows: ordinary income $4,363,814 and long-term capital gains $142,665,706. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended May 31, 2025, the fund was charged $11,327 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ended May 31, 2025 was approximately $431,319 with a related weighted average annualized interest rate of 5.27%. As of May 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended May 31, 2025, the Distributor retained $237 from commissions earned on sales of the fund’s Class A shares and $6 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2025, Class C shares were charged $5,265 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2025, Class A and Class C shares were charged $37,041 and $1,755, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $4,840 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $898.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $15,130 pursuant to the custody agreement.
During the period ended May 31, 2025, the fund was charged $15,516 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $567,610, Distribution Plan fees of $687, Shareholder Services Plan fees of $6,375, Custodian fees of $12,500, Chief Compliance Officer fees of $2,897 and Transfer Agent fees of $1,871.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended May 31, 2025, amounted to $54,196,995 and $217,212,978, respectively.
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended May 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of May 31, 2025, there were no forward contracts outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(66,532)	(66,532)
Total	(66,532)	(66,532)

(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended May 31, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Sold in USD	705,407
At May 31, 2025, accumulated net unrealized appreciation on investments was $445,093,763, consisting of $449,884,671 gross unrealized appreciation and $4,790,908 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $60,381.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
22

© 2025 BNY Mellon Securities Corporation
Code-6159NCSRSA0525

BNY Mellon International Stock Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
A	DISAX
C	DISCX
I	DISRX
Y	DISYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.6%
Australia — 3.2%
Cochlear Ltd.	352,400	61,673,136
CSL Ltd.	686,800	109,345,259
		171,018,395
Canada — 4.8%
Alimentation Couche-Tard, Inc.	2,690,300	139,479,612
Canadian National Railway Co.	1,132,300	119,026,194
		258,505,806
Denmark — 4.4%
Coloplast A/S, Cl. B	1,058,900	102,440,919
Novo Nordisk A/S, Cl. B	1,953,700	134,900,458
		237,341,377
Finland — 2.5%
Kone OYJ, Cl. B	2,198,600	136,902,596
France — 13.6%
Air Liquide SA	646,400	133,873,370
Dassault Systemes SE	3,102,000	116,231,475
Hermes International SCA	42,000	115,788,649
L’Oreal SA	314,000	132,772,256
LVMH Moet Hennessy Louis Vuitton SE	203,500	110,506,394
Schneider Electric SE	109,700	27,571,105
TotalEnergies SE	1,710,600	100,339,258
		737,082,507
Germany — 9.0%
adidas AG	368,150	91,754,494
Infineon Technologies AG	3,479,000	135,394,152
Merck KGaA	747,400	98,017,380
SAP SE	532,400	160,740,161
		485,906,187
Hong Kong — 3.2%
AIA Group Ltd.	17,347,200	145,240,295
Jardine Matheson Holdings Ltd.	669,200	29,779,400
		175,019,695
Ireland — 2.8%
Experian PLC	3,074,300	152,969,899
Italy — 2.2%
Ferrari NV	246,300	117,849,287
Japan — 15.1%
Daikin Industries Ltd.(a)	942,000	108,572,709
Hoya Corp.	934,700	111,174,054
Keyence Corp.	361,380	152,543,321
Nomura Research Institute Ltd.	596,400	23,119,074
Shin-Etsu Chemical Co. Ltd.	3,669,500	118,351,225
SMC Corp.	251,700	94,718,753
Sysmex Corp.(a)	5,525,900	93,413,613
Terumo Corp.	6,029,800	111,506,987
		813,399,736
Netherlands — 10.4%
ASM International NV	213,000	115,991,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
Netherlands — 10.4% (continued)
ASML Holding NV	236,100	175,297,345
Universal Music Group NV	4,384,000	140,175,208
Wolters Kluwer NV	721,000	127,956,472
		559,420,693
Spain — 4.6%
Amadeus IT Group SA	1,492,300	124,337,422
Industria de Diseno Textil SA	2,246,000	121,696,532
		246,033,954
Sweden — 2.0%
Atlas Copco AB, Cl. B	7,560,000	107,679,502
Switzerland — 8.0%
ABB Ltd.	1,019,900	57,674,539
Lonza Group AG	179,600	124,214,241
Roche Holding AG	376,900	121,588,032
SGS SA	1,257,566	131,074,133
		434,550,945
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,135,200	219,456,864
United Kingdom — 8.7%
Compass Group PLC	4,623,800	162,288,294
Diageo PLC	2,881,300	78,302,352
Halma PLC	1,460,000	57,164,827
National Grid PLC(a)	3,718,800	52,435,146
The Sage Group PLC	7,201,300	118,275,566
		468,466,185
Total Common Stocks (cost $3,394,333,678)		5,321,603,628

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $55,381,594)	4.42	55,381,594	55,381,594
Investment of Cash Collateral for Securities Loaned — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $43,443,855)	4.42	43,443,855	43,443,855
Total Investments (cost $3,493,159,127)		100.4%	5,420,429,077
Liabilities, Less Cash and Receivables		(.4%)	(24,076,192)
Net Assets		100.0%	5,396,352,885

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $41,529,323 and the value of the collateral was
$43,443,855, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 5/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	66,942,757	599,220,749	(610,781,912)	55,381,594	1,670,660
Investment of Cash Collateral for Securities Loaned - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	70,789	103,804,667	(60,431,601)	43,443,855	7,557††
Total - 1.8%	67,013,546	703,025,416	(671,213,513)	98,825,449	1,678,217

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $41,529,323)—Note 1(c):
Unaffiliated issuers	3,394,333,678	5,321,603,628
Affiliated issuers	98,825,449	98,825,449
Cash denominated in foreign currency	3,379,241	3,400,282
Tax reclaim receivable—Note 1(b)		18,902,176
Dividends and securities lending income receivable		14,961,606
Receivable for shares of Common Stock subscribed		2,689,440
Prepaid expenses		79,387
		5,460,461,968
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		4,112,394
Liability for securities on loan—Note 1(c)		43,443,855
Payable for shares of Common Stock redeemed		14,416,269
Payable for investment securities purchased		1,483,892
Directors’ fees and expenses payable		93,333
Other accrued expenses		559,340
		64,109,083
Net Assets ($)		5,396,352,885
Composition of Net Assets ($):
Paid-in capital		3,169,438,132
Total distributable earnings (loss)		2,226,914,753
Net Assets ($)		5,396,352,885

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	53,778,558	5,904,860	3,130,322,485	2,206,346,982
Shares Outstanding	2,268,927	257,398	131,170,936	93,687,850
Net Asset Value Per Share ($)	23.70	22.94	23.86	23.55
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $9,093,680 foreign taxes withheld at source):
Unaffiliated issuers	70,887,435
Affiliated issuers	1,670,660
Interest	50,742
Affiliated income net of rebates from securities lending—Note 1(c)	7,557
Total Income	72,616,394
Expenses:
Management fee—Note 3(a)	23,765,819
Shareholder servicing costs—Note 3(c)	942,020
Directors’ fees and expenses—Note 3(d)	282,963
Custodian fees—Note 3(c)	234,213
Loan commitment fees—Note 2	62,876
Registration fees	58,209
Prospectus and shareholders’ reports	57,745
Professional fees	52,672
Distribution Plan fees—Note 3(b)	23,377
Chief Compliance Officer fees—Note 3(c)	15,534
Interest expense—Note 2	3,770
Miscellaneous	103,938
Total Expenses	25,603,136
Less—reduction in fees due to earnings credits—Note 3(c)	(2,449)
Net Expenses	25,600,687
Net Investment Income	47,015,707
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	251,929,403
Net realized gain (loss) on forward foreign currency exchange contracts	(636,292)
Net Realized Gain (Loss)	251,293,111
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(184,060,262)
Net Realized and Unrealized Gain (Loss) on Investments	67,232,849
Net Increase in Net Assets Resulting from Operations	114,248,556
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Operations ($):
Net investment income	47,015,707	50,767,610
Net realized gain (loss) on investments	251,293,111	172,918,007
Net change in unrealized appreciation (depreciation) on investments	(184,060,262)	190,081,019
Net Increase (Decrease) in Net Assets Resulting from Operations	114,248,556	413,766,636
Distributions ($):
Distributions to shareholders:
Class A	(1,944,382)	(1,005,350)
Class C	(208,386)	(112,896)
Class I	(125,502,190)	(73,419,561)
Class Y	(96,038,475)	(51,262,675)
Total Distributions	(223,693,433)	(125,800,482)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,091,774	21,289,173
Class C	359,222	690,944
Class I	295,629,861	607,830,415
Class Y	130,676,638	610,658,579
Distributions reinvested:
Class A	1,637,357	933,628
Class C	208,386	112,896
Class I	120,241,143	70,165,760
Class Y	53,398,370	27,182,246
Cost of shares redeemed:
Class A	(9,724,209)	(21,709,085)
Class C	(1,518,497)	(2,524,143)
Class I	(590,796,961)	(828,967,724)
Class Y	(440,282,503)	(517,629,852)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(434,079,419)	(31,967,163)
Total Increase (Decrease) in Net Assets	(543,524,296)	255,998,991
Net Assets ($):
Beginning of Period	5,939,877,181	5,683,878,190
End of Period	5,396,352,885	5,939,877,181

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	263,309	867,695
Shares issued for distributions reinvested	70,313	40,663
Shares redeemed	(419,259)	(887,483)
Net Increase (Decrease) in Shares Outstanding	(85,637)	20,875
Class C(a)
Shares sold	16,019	29,088
Shares issued for distributions reinvested	9,216	5,049
Shares redeemed	(67,265)	(106,811)
Net Increase (Decrease) in Shares Outstanding	(42,030)	(72,674)
Class I(b)
Shares sold	12,757,513	24,684,909
Shares issued for distributions reinvested	5,133,297	3,040,111
Shares redeemed	(25,644,391)	(33,814,989)
Net Increase (Decrease) in Shares Outstanding	(7,753,581)	(6,089,969)
Class Y(b)
Shares sold	5,680,553	25,078,931
Shares issued for distributions reinvested	2,309,970	1,193,250
Shares redeemed	(19,262,712)	(21,247,779)
Net Increase (Decrease) in Shares Outstanding	(11,272,189)	5,024,402

(a)	During the period ended May 31, 2025, 25 Class C shares representing $579 were automatically converted to 25 Class A shares.
(b)
During the period ended May 31, 2025, 439,674 Class Y shares representing $10,077,193 were exchanged for 433,869 Class I shares. During the period ended
November 30, 2024, 75,417 Class I shares representing $1,930,025 were exchanged for 75,986 Class A shares, 135,987 Class Y shares representing
$3,299,105 were exchanged for 135,250 Class A shares, and 499,000 Class I shares representing $12,634,596 were exchanged for 505,372 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	24.03	22.88	21.31	25.66	24.09	20.76
Investment Operations:
Net investment income(a)	.16	.12	.14	.10	.05	.08
Net realized and unrealized gain (loss) on investments	.35	1.46	1.88	(4.31)	2.21	3.72
Total from Investment Operations	.51	1.58	2.02	(4.21)	2.26	3.80
Distributions:
Dividends from net investment income	(.13 )	(.12 )	(.12 )	(.05 )	(.08 )	(.15 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.84 )	(.43 )	(.45 )	(.14 )	(.69 )	(.47 )
Net asset value, end of period	23.70	24.03	22.88	21.31	25.66	24.09
Total Return (%)(b)	2.18 (c)	7.00	9.59	(16.50)	9.58	18.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23 (d)	1.24	1.23	1.29	1.27	1.30
Ratio of net expenses to average net assets	1.23 (d),(e)	1.24 (e)	1.23 (e)	1.29 (e)	1.27	1.30
Ratio of net investment income to average net assets	1.37 (d),(e)	.50 (e)	.62 (e)	.45 (e)	.20	.35
Portfolio Turnover Rate	4.95 (c)	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	53,779	56,575	53,400	55,110	74,707	59,740

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.24	22.19	20.71	25.07	23.63	20.38
Investment Operations:
Net investment income (loss)(a)	.06	(.05 )	(.04 )	(.05 )	(.12 )	(.06 )
Net realized and unrealized gain (loss) on investments	.35	1.41	1.85	(4.22)	2.17	3.65
Total from Investment Operations	.41	1.36	1.81	(4.27)	2.05	3.59
Distributions:
Dividends from net investment income	-	-	-	-	-	(.02 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )	(.34 )
Net asset value, end of period	22.94	23.24	22.19	20.71	25.07	23.63
Total Return (%)(b)	1.82 (c)	6.17	8.83	(17.10)	8.85	17.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99 (d)	1.97	1.98	1.98	1.97	1.98
Ratio of net expenses to average net assets	1.99 (d),(e)	1.97 (e)	1.98 (e)	1.98 (e)	1.97	1.98
Ratio of net investment income (loss) to average net assets	.56 (d),(e)	(.21 )(e)	(.18 )(e)	(.24 )(e)	(.47 )	(.30 )
Portfolio Turnover Rate	4.95 (c)	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	5,905	6,959	8,255	5,903	11,190	14,510

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	24.22	23.07	21.50	25.88	24.27	20.90
Investment Operations:
Net investment income(a)	.19	.20	.20	.18	.14	.15
Net realized and unrealized gain (loss) on investments	.36	1.46	1.90	(4.33)	2.23	3.75
Total from Investment Operations	.55	1.66	2.10	(4.15)	2.37	3.90
Distributions:
Dividends from net investment income	(.20 )	(.20 )	(.20 )	(.14 )	(.15 )	(.21 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.91 )	(.51 )	(.53 )	(.23 )	(.76 )	(.53 )
Net asset value, end of period	23.86	24.22	23.07	21.50	25.88	24.27
Total Return (%)	2.35 (b)	7.29	9.95	(16.20)	10.01	19.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (c)	.93	.93	.92	.91	.91
Ratio of net expenses to average net assets	.93 (c),(d)	.93 (d)	.93 (d)	.92 (d)	.91	.91
Ratio of net investment income to average net assets	1.68 (c),(d)	.82 (d)	.90 (d)	.81 (d)	.56	.72
Portfolio Turnover Rate	4.95 (b)	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	3,130,322	3,365,411	3,345,179	2,925,622	3,847,708	3,142,203

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.92	22.79	21.24	25.57	23.99	20.66
Investment Operations:
Net investment income(a)	.19	.21	.21	.19	.15	.16
Net realized and unrealized gain (loss) on investments	.36	1.44	1.88	(4.28)	2.19	3.71
Total from Investment Operations	.55	1.65	2.09	(4.09)	2.34	3.87
Distributions:
Dividends from net investment income	(.21 )	(.21 )	(.21 )	(.15 )	(.15 )	(.22 )
Dividends from net realized gain on investments	(.71 )	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.92 )	(.52 )	(.54 )	(.24 )	(.76 )	(.54 )
Net asset value, end of period	23.55	23.92	22.79	21.24	25.57	23.99
Total Return (%)	2.39 (b)	7.33	10.02	(16.17)	10.02	19.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88 (c)	.89	.89	.89	.88	.89
Ratio of net expenses to average net assets	.88 (c),(d)	.89 (d)	.89 (d)	.89 (d)	.88	.89
Ratio of net investment income to average net assets	1.70 (c),(d)	.85 (d)	.95 (d)	.85 (d)	.59	.77
Portfolio Turnover Rate	4.95 (b)	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	2,206,347	2,510,932	2,277,044	2,325,263	3,069,335	2,818,746

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser” ), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	5,321,603,628	—	—	5,321,603,628
Investment Companies	98,825,449	—	—	98,825,449
	5,420,429,077	—	—	5,420,429,077

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2025, BNY earned $1,108 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	41,529,323
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(41,529,323)†

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2024 were as follows: ordinary income $49,579,597 and long-term capital gains $76,220,885. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended May 31, 2025, the fund was charged $3,770 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ended May 31, 2025 was approximately $143,407 with a related weighted average annualized interest rate of 5.27%. As of May 31, 2025, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended May 31, 2025, the Distributor retained $285 from commissions earned on sales of the fund’s Class A shares and $8 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2025, Class C shares were charged $23,377 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2025, Class A and Class C shares were charged $66,585 and $7,792, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $10,698 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,449.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $234,213 pursuant to the custody agreement.
During the period ended May 31, 2025, the fund was charged $15,534 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $3,914,418, Distribution Plan fees of $3,760, Shareholder Services Plan fees of $12,571, Custodian fees of $175,000, Chief Compliance Officer fees of $2,915 and Transfer Agent fees of $3,730.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended May 31, 2025, amounted to $272,500,815 and $875,276,599, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the period ended May 31, 2025 is discussed below.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of May 31, 2025, there were no forward contracts outstanding.
The effect of derivative instruments in the Statement of Operations during the period ended May 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts(1)	Total
Foreign Exchange	(636,292)	(636,292)
Total	(636,292)	(636,292)

Statement of Operations location:
(1)	Net realized gain (loss) on forward foreign currency exchange contracts.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended May 31, 2025:
Average Market Value ($)
Forward Contracts:
Forward Contracts Sold in USD	57,648
At May 31, 2025, accumulated net unrealized appreciation on investments was $1,927,269,950, consisting of $2,026,860,466 gross unrealized appreciation and $99,590,516 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $298,497.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6155NCSRSA0525

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)